Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The disclosure in this section shall not be deemed to be incorporated by reference into any prior or subsequent filing by Mesa under the Securities Act or the Exchange Act, except to the extent Mesa specifically incorporates it by reference therein.

Provided below is Mesa's “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act.

Our Most Important Metrics Used for Linking Pay and Performance

As required by Item 402(v), below are the most important metrics the Compensation Committee used to link executive pay to performance for fiscal year 2026. Our stock price performance, as reflected by our relative TSR, directly impacts the vesting and value of the equity compensation awards we grant to executive officers. The other metrics below are used for purposes of determining payouts under either our executive annual cash incentive compensation program or our executive PSU program:

●	Revenues or Revenues Growth; and
●	Adjusted Operating Income ("AOI").

Pay versus Performance Table

The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our net income (loss) for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (Loss)(6)	Adjusted Operating Income(7)
2026	$6,643,208	$516,197	$2,327,030	$1,320,028	$37.20	$35.09	$6,712,000	$59,650,000
2025	$6,599,891	$7,940,385	$2,279,333	$2,645,565	$49.55	$32.86	$(1,974,000)	$54,005,000
2024	$5,435,566	$78,000	$1,782,956	$1,100,784	$45.59	$43.39	$(254,246,000)	$45,968,000
2023	$5,190,371	$(3,599,238)	$1,480,753	$544,787	$72.18	$45.74	$930,000	$44,679,000
2022	$18,076,981	$16,814,532	$1,452,226	$1,785,085	$104.92	$66.08	$1,871,000	$37,899,000

(1)	NEOs included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEOs
2022	Gary Owens	John Sakys, Brian Archbold, and Greg DiNoia
2023	Gary Owens	John Sakys, Brian Archbold, and Greg DiNoia
2024	Gary Owens	John Sakys and Brian Archbold
2025	Gary Owens	John Sakys and Brian Archbold
2026	Gary Owens	John Sakys and Brian Archbold

(2)	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for each of the years in the table above, the following amounts were deducted from and added to the total compensation numbers shown in the applicable Summary Compensation Tables (SCT):

PEO Total Compensation Amount	$ 6,643,208	$ 6,599,891	$ 5,435,566	$ 5,190,371	$ 18,076,981
PEO Actually Paid Compensation Amount	$ 516,197	7,940,385	78,000	(3,599,238)	16,814,532
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid

	Fiscal Year
	2026		2025		2024		2023		2022
	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)
Summary Compensation Table Total	$6,643,208	$2,327,030	$6,599,891	$2,279,333	$5,435,566	$1,782,956	$5,190,371	$1,480,753	$18,076,981	$1,452,226
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(4,700,017)	(1,475,115)	(4,600,170)	(1,425,252)	(4,334,852)	(1,234,991)	(4,168,237)	(865,766)	(16,417,012)	(848,551)
(Minus): Change in Pension Value	-	-	-	-	-	-	-	-	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	2,102,401	1,283,935	6,362,615	1,971,307	3,304,206	941,358	2,260,544	424,417	13,533,230	788,665
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(2,554,763)	(669,756)	(366,380)	(160,565)	(3,690,852)	(261,445)	(5,202,624)	(210,448)	555,610	159,474
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-	-	-	-	-	45,816	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(974,632)	(146,066)	(55,571)	(19,258)	(636,068)	(127,094)	(1,679,292)	(329,985)	1,065,723	233,271
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-	-	-	-	-	-
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	$516,197	$1,320,028	$7,940,385	$2,645,565	$78,000	$1,100,784	$(3,599,238)	$544,787	$16,814,532	$1,785,085

For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2026
Restricted Stock Units
Stock Price	$88.42 - $97.10
Performance Share Units
Volatility	58% - 61%
Risk-Free Interest Rate	3.6% - 3.7%
Stock Price	$76.89 - $97.10
Dividend Yield	0.74%
Stock Options
Expected Term (years)	1.0 - 2.1
Strike Price	$131.67 - $268.85
Volatility	51% - 62%
Dividend Yield	0.6% - 0.7%
Risk-Free Interest Rate	3.6% - 4.0%

(4)

TSR represents the cumulative return on a fixed investment of $100 in Mesa's common stock, for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)

Peer Group TSR represents the cumulative return on a fixed investment of $100 in the same peer group considered by the Compensation Committee for purposes of establishing executive compensation targets for fiscal year 2026 (the 2026 compensation peer group, or CD&A peer group) for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends. One peer from the fiscal year 2025 CD&A peer group, Harvard Bioscience, Inc., was not included in the fiscal year 2026 CD&A peer group. Additionally, the following companies were added to the CD&A peer group for 2026 as Mesa included additional peers in compensation benchmarking:

o	Pacific Biosciences of California, Inc.; and
o	Sotera Health, LLC

The following table presents the total shareholder return of the fiscal year 2026 CD&A peer group and the fiscal year 2025 CD&A peer group.

	Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	MLAB Total Shareholder Return	FY26 CD&A Peer Group TSR	FY25 CD&A Peer Group TSR
2026	$37.20	$35.09	$34.13
2025	$49.55	$32.86	$32.86
2024	$45.59	$43.39	$43.39
2023	$72.18	$45.74	$45.74
2022	$104.92	$66.08	$66.08

(6)	The dollar amounts reported represent the net income reflected in Mesa's audited financial statements for the applicable year.
(7)	Mesa's adjusted operating income, a non-GAAP measure. See Appendix A.

Non-PEO NEO Average Total Compensation Amount	$ 2,327,030	2,279,333	1,782,956	1,480,753	1,452,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,320,028	2,645,565	1,100,784	544,787	1,785,085
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid

	Fiscal Year
	2026		2025		2024		2023		2022
	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)
Summary Compensation Table Total	$6,643,208	$2,327,030	$6,599,891	$2,279,333	$5,435,566	$1,782,956	$5,190,371	$1,480,753	$18,076,981	$1,452,226
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(4,700,017)	(1,475,115)	(4,600,170)	(1,425,252)	(4,334,852)	(1,234,991)	(4,168,237)	(865,766)	(16,417,012)	(848,551)
(Minus): Change in Pension Value	-	-	-	-	-	-	-	-	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	2,102,401	1,283,935	6,362,615	1,971,307	3,304,206	941,358	2,260,544	424,417	13,533,230	788,665
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(2,554,763)	(669,756)	(366,380)	(160,565)	(3,690,852)	(261,445)	(5,202,624)	(210,448)	555,610	159,474
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-	-	-	-	-	45,816	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(974,632)	(146,066)	(55,571)	(19,258)	(636,068)	(127,094)	(1,679,292)	(329,985)	1,065,723	233,271
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-	-	-	-	-	-
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	$516,197	$1,320,028	$7,940,385	$2,645,565	$78,000	$1,100,784	$(3,599,238)	$544,787	$16,814,532	$1,785,085

For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2026
Restricted Stock Units
Stock Price	$88.42 - $97.10
Performance Share Units
Volatility	58% - 61%
Risk-Free Interest Rate	3.6% - 3.7%
Stock Price	$76.89 - $97.10
Dividend Yield	0.74%
Stock Options
Expected Term (years)	1.0 - 2.1
Strike Price	$131.67 - $268.85
Volatility	51% - 62%
Dividend Yield	0.6% - 0.7%
Risk-Free Interest Rate	3.6% - 4.0%

(4)

TSR represents the cumulative return on a fixed investment of $100 in Mesa's common stock, for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)

Peer Group TSR represents the cumulative return on a fixed investment of $100 in the same peer group considered by the Compensation Committee for purposes of establishing executive compensation targets for fiscal year 2026 (the 2026 compensation peer group, or CD&A peer group) for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends. One peer from the fiscal year 2025 CD&A peer group, Harvard Bioscience, Inc., was not included in the fiscal year 2026 CD&A peer group. Additionally, the following companies were added to the CD&A peer group for 2026 as Mesa included additional peers in compensation benchmarking:

o	Pacific Biosciences of California, Inc.; and
o	Sotera Health, LLC

The following table presents the total shareholder return of the fiscal year 2026 CD&A peer group and the fiscal year 2025 CD&A peer group.

	Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	MLAB Total Shareholder Return	FY26 CD&A Peer Group TSR	FY25 CD&A Peer Group TSR
2026	$37.20	$35.09	$34.13
2025	$49.55	$32.86	$32.86
2024	$45.59	$43.39	$43.39
2023	$72.18	$45.74	$45.74
2022	$104.92	$66.08	$66.08

(6)	The dollar amounts reported represent the net income reflected in Mesa's audited financial statements for the applicable year.
(7)	Mesa's adjusted operating income, a non-GAAP measure. See Appendix A.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The following chart illustrates the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to Mesa's other NEOs against Mesa’s TSR, as well as the relationship between our TSR and the TSR of our FY26 CD&A peer group. As the chart shows, these relationships are generally aligned, in large part because a significant portion of the compensation actually paid to Mesa's NEOs is in the form of equity awards, the value of which is impacted by stock price changes.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and GAAP Net Income

The following chart illustrates the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to Mesa's other NEOs against Mesa's GAAP net income (loss) for the five years presented in the Pay versus Performance Table. Mesa does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Operating Income

The following chart illustrates the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to Mesa's other NEOs against Mesa's adjusted operating income for the five years presented in the Pay versus Performance Table. As described above, adjusted operating income is defined as Mesa's total operating income reported under U.S. GAAP, adjusted to exclude amortization of intangible assets acquired in a business combination, depreciation, stock-based compensation expense, any impairment expense, and certain non-recurring items. While Mesa uses other financial and non-financial performance measures in its compensation programs, Mesa has determined that adjusted operating income is the most important performance measure used to link compensation actually paid to Mesa's NEOs to Company performance.

Total Shareholder Return Amount	$ 37.2	49.55	45.59	72.18	104.92
Peer Group Total Shareholder Return Amount	35.09	32.86	43.39	45.74	66.08
Net Income (Loss)	$ 6,712,000	$ (1,974,000)	$ (254,246,000)	$ 930,000	$ 1,871,000
Company Selected Measure Amount	59,650,000	54,005,000	45,968,000	44,679,000	37,899,000
PEO Name						Gary Owens
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,700,017)	(4,600,170)	(4,334,852)	(4,168,237)	(16,417,012)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,102,401	6,362,615	3,304,206	2,260,544	13,533,230
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,554,763)	(366,380)	(3,690,852)	(5,202,624)	555,610
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(974,632)	(55,571)	(636,068)	(1,679,292)	1,065,723
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,475,115)	(1,425,252)	(1,234,991)	(865,766)	(848,551)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,283,935	1,971,307	941,358	424,417	788,665
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(669,756)	(160,565)	(261,445)	(210,448)	159,474
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	45,816	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,066)	(19,258)	(127,094)	(329,985)	233,271
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0